DERIVATIVE INSTRUMENTS (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative instruments [Abstract]
Fair value of contracts, beginning of year	CAD (69,651)	CAD 68,342
Reversal of opening contracts settled during the year	43,324	(55,214)
Realized gain on contracts settled during the year	4,721	65,376
Unrealized loss during the year on contracts outstanding at the end of the year	(44,386)	(82,779)
Net receipt from counterparties on contract settlements during the year	(4,721)	(65,376)
Fair value of contracts, end of year	(70,713)	(69,651)
Current derivative asset	17,988	4,336
Current derivative liability	78,905	47,660
Non-current derivative asset	2,552	1,157
Non-current derivative liability	CAD 12,348	CAD 27,484